Nature of Business - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Aug. 31, 2016	May 31, 2015
Class A Subordinate Voting
Class of Stock [Line Items]
Sale of stock by existing shareholders, secondary offering (in shares)	2,500,000
Class A Subordinate Voting | IPO
Class of Stock [Line Items]
Issuance of stock (in shares)		8,855,000
Public offering price per share (in dollars per share)		$ 17.00
Proceeds from follow-on public offering, net of issuance costs		$ 136,251
Underwriting discounts and commissions		10,537
Other offering expenses		$ 3,747
Class A Subordinate Voting | Follow-on Public Offering
Class of Stock [Line Items]
Issuance of stock (in shares)	8,625,000
Public offering price per share (in dollars per share)	$ 38.25
Proceeds from follow-on public offering, net of issuance costs	$ 224,423
Underwriting discounts and commissions	8,786
Other offering expenses	$ 1,073
Class A Subordinate Voting | Over-Allotment Option
Class of Stock [Line Items]
Issuance of stock (in shares)	1,125,000	1,155,000
Class B Multiple Voting | IPO
Class of Stock [Line Items]
Shares issued upon redesignation of common stock		39,780,952
Shares issued upon conversion of convertible preferred stock (in shares)		27,159,277